Taxation - Schedule of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets, current portion
Accrued expenses	$ 1,794	10,860	8,746
Accounts receivable			177
Allowance for doubtful accounts	7,692	46,565	46,565
Net of operating losses carry forward			2,846
Deferred revenue	443	2,679	2,673
Others	202	1,223	433
Net deferred tax assets, current portion	10,131	61,327	61,440
Valuation allowance	(7,700)	(46,611)	(42,363)
Net deferred tax assets, current portion	2,431	14,716	19,077
Deferred tax liabilities, current portion
Deferred cost	(813)	(4,924)	(2,230)
Revenue generated from financing lease			(2,502)
Total deferred tax liabilities, current portion	(813)	(4,924)	(4,732)
Deferred tax assets, current portion, net	1,760	10,652	16,593
Deferred tax liabilities, current portion, net	(142)	(860)	(2,248)
Deferred tax assets, non-current portion
Depreciation and amortization	6,813	41,244	47,201
Deposits for non-current assets	916	5,548	5,548
Property plant and equipment impairment			795
Intangible assets	187	1,132	265
Deferred revenue	82	498	715
Long term receivables	71	432	432
Long term investment impairment	1,686	10,204	10,204
Net operating loss	1,083	6,555
Others	440	2,659	3,874
Deferred tax assets non-current	11,278	68,272	69,034
Valuation allowance	(2,545)	(15,406)	(20,575)
Net deferred tax assets, non-current portion	8,733	52,866	48,459
Deferred tax liabilities, non-current portion
Deferred costs	(3,180)	(19,253)	(3,991)
Intangible assets	(1,317)	(7,972)	(10,272)
Property, plant and equipment	(6,742)	(40,811)	(51,769)
Total deferred tax liabilities, non-current portion	(11,239)	(68,036)	(66,032)
Deferred tax assets, non-current portion, net	2,927	17,721	18,110
Deferred tax liabilities, non-current portion, net	$ (5,433)	(32,891)	(35,683)